MERRILL LYNCH LIFE INSURANCE COMPANY	ML LIFE INSURANCE COMPANY OF NEW YORK
Merrill Lynch Life Variable Annuity	ML of New York Variable Annuity
Separate Account D	Separate Account D
Supplement Dated June 18, 2010	Supplement Dated June 18, 2010
to the	to the
Prospectus For	Prospectus For
INVESTOR CHOICE (IRA SERIES)	INVESTOR CHOICE (IRA SERIES)
(Dated May 1, 2010)	(Dated May 1, 2010)

MERRILL LYNCH LIFE INSURANCE COMPANY	ML LIFE INSURANCE COMPANY OF NEW YORK
Merrill Lynch Life Variable Annuity	ML of New York Variable Annuity
Separate Account D	Separate Account D
Supplement Dated June 18, 2010	Supplement Dated June 18, 2010
to the	to the
Prospectus For	Prospectus For
IRA ANNUITY	IRA ANNUITY
(Dated May 1, 2010)	(Dated May 1, 2005)
This supplement updates the Prospectuses for above contracts issued by Merrill Lynch Life Insurance Company (“MLLIC”) and ML Life Insurance Company of New York (“MLLICNY”).
On or about June 28, 2010, the BlackRock Fundamental Growth Fund, Inc. will change its name to BlackRock Capital Appreciation Fund, Inc.
Because of this change, all references in the Prospectus to the BlackRock Fundamental Growth Fund, Inc. will be changed to the BlackRock Capital Appreciation Fund, Inc.